1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Summary Of Significant Accounting Policies Details Narrative
Net income (loss) after tax	$ 97,899	$ 20,145	$ 220,360	$ (54,892)
Advertising costs			0
Travel cost			$ 15,219